Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated income statement
Revenue	£ 11,302	£ 10,858	£ 9,545
Cost of sales	(4,555)	(4,281)	(3,595)
Gross profit	6,747	6,577	5,950
Selling, general and administration	(4,413)	(4,483)	(4,086)
Research and development	(311)	(300)	(257)
Other operating (expense)/income	(27)	31	31
Operating profit	1,996	1,825	1,638
Finance income	34	51	17
Finance expense	(402)	(258)	(19)
Net finance costs	(368)	(207)	(2)
Profit before tax	1,628	1,618	1,636
Income tax	(517)	(499)	(197)
Profit after tax for the year	1,111	1,119	1,439
Profit attributable to shareholders of the Group	1,049	1,060	1,390
Profit attributable to non-controlling interests	£ 62	£ 59	£ 49
Basic earnings per share (pence)	£ 0.114	£ 0.115	£ 0.151
Diluted earnings per share (pence)	£ 0.113	£ 0.115	£ 0.151